Financial instruments - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($) termLoanFacility derivativeContract	Dec. 31, 2020 USD ($) $ / MWh MWh	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($) $ / MWh	Jul. 17, 2020 USD ($)	Jul. 17, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Sep. 30, 2019 USD ($) instrument	May 23, 2019 USD ($)
Derivative [Line Items]
Number of term loan facilities | termLoanFacility	2
Number of pay-variable and receive-fixed interest rate swaps | instrument								3
Foreign currency gain (loss)		$ 28,406,000	$ 7,795,000
Revenue collection period		45 days
Cash on hand		$ 101,614,000
Available to be drawn on senior debt facilities		$ 2,675,735,000
Accounts Receivable | Credit Concentration Risk
Derivative [Line Items]
Percentage of revenue contributed by large utility customers		91.00%
Ascendant
Derivative [Line Items]
Number of interest rate swaps redesignated as cash flow hedges | derivativeContract	2
Liberty Power Group
Derivative [Line Items]
Foreign currency gain (loss)		$ (18,875,000)	$ (15,946,000)
Bonds
Derivative [Line Items]
Debt instrument, term			10 years
Senior Unsecured Notes | Senior Unsecured Notes Due January 2029
Derivative [Line Items]
Debt instrument, term			10 years
Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Derivative [Line Items]
Interest rate (percent)			6.20%				6.20%
Par value		637,500,000	$ 350,000,000						$ 350,000,000
Interest rate swaps | U.S. Dollar Subordinated Unsecured Notes
Derivative [Line Items]
Derivative notional amount								$ 350,000,000
Interest rate swaps | Bonds
Derivative [Line Items]
Derivative notional amount							$ 135,000,000
Interest rate swaps | Senior Unsecured Notes
Derivative [Line Items]
Derivative notional amount							$ 300,000,000
Interest rate (percent)			4.60%				4.60%
Interest Rate Swap One | Ascendant
Derivative [Line Items]
Derivative notional amount	$ 87,627,000
Derivative, fixed interest rate (percent)	3.28%
Interest Rate Swap Two | Ascendant
Derivative [Line Items]
Derivative notional amount	$ 8,875,000
Derivative, fixed interest rate (percent)	3.02%
Currency Swap
Derivative [Line Items]
Derivative notional amount				$ 650,000,000
Foreign currency gain (loss)		13,256,000	$ 0
Foreign exchange contract
Derivative [Line Items]
Foreign currency gain (loss)		3,581,000	(35,277,000)
Currency forward contract
Derivative [Line Items]
Derivative notional amount					$ 682,500,000	$ 923,243,000
Foreign currency gain on settlement of derivative		2,363,000
Non-regulated Energy Sales
Derivative [Line Items]
Unrealized gains in AOCI to be reclassified		8,624,000
Interest expense
Derivative [Line Items]
Unrealized gains in AOCI to be reclassified		483,000
Derivative gains
Derivative [Line Items]
Unrealized gains in AOCI to be reclassified		1,215,000
Sugar Creek
Derivative [Line Items]
Amount reclassified from AOCI to earnings			15,765,000
Canadian Investments and Subsidiaries
Derivative [Line Items]
Foreign currency gain (loss)		$ 656,000	$ 0
Minimum
Derivative [Line Items]
Forward price | $ / MWh		13.64		13.64
Minimum | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.0825		0.0825
Minimum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.22		0.22
Maximum
Derivative [Line Items]
Forward price | $ / MWh		98.05		98.05
Maximum | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.0875		0.0875
Maximum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.46		0.46
Weighted Average
Derivative [Line Items]
Forward price | $ / MWh		22.96		22.96
Weighted Average | AYES Canada | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)		0.0867		0.0867
Cash flow hedge | Interest rate swaps
Derivative [Line Items]
Term of forward-starting interest rate swap			10 years
Cash flow hedge | ISO NE Spot Rate contract expiring February 2022
Derivative [Line Items]
Number of Megawatt hours | MWh		81,408
Cost per Megawatt Hour | $ / MWh		38.95